Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Inventories
Raw materials	$ 8,433	$ 6,553
Semi-finished	324	165
Finished goods	$ 941	$ 1,548